Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000225265 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225265 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000211437 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000211437 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	81.20%